UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy Wolf                        New York, NY           August 16, 2010
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         45

Form 13F Information Table Value Total:        $510,199
                                               (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)      028-12362              Arrow Partners LP

(2)      028-13388              Arrow Offshore, Ltd.

--------------------------------------------------------------------------------


                                                    FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
                                                           VALUE    SHRS OR SH/ PUT/ INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP       (X$1000) PRN AMT PRN CALL DISCRETION      MANAGERS   SOLE    SHARED  NONE
BECTON DICKINSON & CO         COM             075887109    3,617     53,492 SH        SOLE              NONE    53,492
COLGATE PALMOLIVE CO          COM             194162103   25,492    323,666 SH        SHARED-DEFINED    1               323,666
COLGATE PALMOLIVE CO          COM             194162103    7,981    101,334 SH        SHARED-DEFINED    2               101,334
COLGATE PALMOLIVE CO          COM             194162103   10,544    133,875 SH        SOLE              NONE   133,875
COLGATE PALMOLIVE CO          COM             194162103   13,712    174,100     Call  SHARED-DEFINED    1               174,100
COLGATE PALMOLIVE CO          COM             194162103    5,600     71,100     Call  SHARED-DEFINED    2                71,100
COLGATE PALMOLIVE CO          COM             194162103   21,123    268,200     Call  SOLE              NONE   268,200
DIAGEO P L C                  SPON ADR NEW    25243Q205    7,686    122,500 SH        SOLE              NONE   122,500
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207    4,288     75,631 SH        SHARED-DEFINED    1                75,631
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207    1,497     26,401 SH        SHARED-DEFINED    2                26,401
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207      145      2,550 SH        SOLE              NONE     2,550
IAC INTERACTIVECORP           COM PAR $.001   44919P508      167      7,614 SH        SOLE              NONE     7,614
INTERVAL LEISURE GROUP INC    COM             46113M108   11,948    959,709 SH        SHARED-DEFINED    1               959,709
INTERVAL LEISURE GROUP INC    COM             46113M108    4,485    360,278 SH        SHARED-DEFINED    2               360,278
INTERVAL LEISURE GROUP INC    COM             46113M108    1,717    137,942 SH        SOLE              NONE   137,942
ISHARES INC                   MSCI SINGAPORE  464286673    7,355    654,400 SH        SHARED-DEFINED    1               654,400
ISHARES INC                   MSCI SINGAPORE  464286673    2,428    216,000 SH        SHARED-DEFINED    2               216,000
JOHNSON & JOHNSON             COM             478160104    4,213     71,334 SH        SOLE              NONE    71,334
JOHNSON & JOHNSON             COM             478160104   29,619    501,500     Call  SHARED-DEFINED    1               501,500
JOHNSON & JOHNSON             COM             478160104   10,519    178,100     Call  SHARED-DEFINED    2               178,100
JOHNSON & JOHNSON             COM             478160104   11,812    200,000     Call  SOLE              NONE   200,000
KRAFT FOODS INC               CL A            50075N104    3,786    135,200     Call  SHARED-DEFINED    1               135,200
KRAFT FOODS INC               CL A            50075N104    1,260     45,000     Call  SHARED-DEFINED    2                45,000
MASTERCARD INC                CL A            57636Q104   38,863    194,774 SH        SHARED-DEFINED    1               194,774
MASTERCARD INC                CL A            57636Q104   12,952     64,914 SH        SHARED-DEFINED    2                64,914
MASTERCARD INC                CL A            57636Q104   87,489    438,473 SH        SOLE              NONE   438,473
MCDONALDS CORP                COM             580135101    4,298     65,252 SH        SOLE              NONE    65,252
MEAD JOHNSON NUTRITION CO     COM             582839106   17,959    358,323 SH        SHARED-DEFINED    1               358,323
MEAD JOHNSON NUTRITION CO     COM             582839106    6,154    122,776 SH        SHARED-DEFINED    2               122,776
MEAD JOHNSON NUTRITION CO     COM             582839106    5,491    109,550 SH        SOLE              NONE   109,550
PFIZER INC                    COM             717081103    2,958    207,411 SH        SOLE              NONE   207,411
PHILIP MORRIS INTL INC        COM             718172109    6,992    152,537 SH        SOLE              NONE   152,537
PHILIP MORRIS INTL INC        COM             718172109   18,836    410,900     Call  SHARED-DEFINED    1               410,900
PHILIP MORRIS INTL INC        COM             718172109    8,210    179,100     Call  SHARED-DEFINED    2               179,100
PHILIP MORRIS INTL INC        COM             718172109   13,752    300,000     Call  SOLE              NONE   300,000
PRIMERICA INC                 COM             74164M108   19,576    913,057 SH        SHARED-DEFINED    1               913,057
PRIMERICA INC                 COM             74164M108    6,710    312,963 SH        SHARED-DEFINED    2               312,963
PRIMERICA INC                 COM             74164M108    5,874    273,980 SH        SOLE              NONE   273,980
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308   13,913    545,600     Call  SHARED-DEFINED    1               545,600
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308    4,610    180,800     Call  SHARED-DEFINED    2               180,800
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308    3,017    118,300     Call  SOLE              NONE   118,300
UNILEVER N V                  N Y SHS NEW     904784709    3,457    126,546 SH        SOLE              NONE   126,546
VISA INC                      COM CL A        92826C839   19,292    272,679 SH        SHARED-DEFINED    1               272,679
VISA INC                      COM CL A        92826C839    6,428     90,856 SH        SHARED-DEFINED    2                90,856
VISA INC                      COM CL A        92826C839   12,375    174,912 SH        SOLE              NONE   174,912



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